Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 521,149	$ 1,214,555
Prepaid expenses	331,453	396,482
Total Current Assets	852,602	1,611,037
Long-term prepaid expenses		323,985
Marketable securities and cash held in Trust Account	356,190,233	351,921,694
Total Assets	357,042,835	353,856,716
Current Liabilities:
Due to related party	$ 10,024	$ 2,727
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Accrued income taxes	$ 485,207
Accounts payable and accrued expenses	79,569	$ 309,438
Total Current Liabilities	574,800	312,165
Warrant liability	1,812,200	18,655,000
Sponsor loans, at fair value	1,000,000	5,490,000
Deferred underwriters' discount	12,075,000	12,075,000
Total Liabilities	15,462,000	36,532,165
Commitments and Contingencies
Common stock subject to possible redemption, 4,039,934 and 34,500,000 shares at redemption value of $10.67 and $10.31 at September 30, 2023 and December 31, 2022, respectively	355,643,935
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(14,063,963)	(34,576,312)
Total Stockholders' Deficit	(14,063,100)	(34,575,449)
Total Liabilities and Stockholders' Deficit	357,042,835	353,856,716
Class A common stock
Stockholders' Deficit:
Common stock	0
Class A common stock subject to possible redemption
Current Liabilities:
Common stock subject to possible redemption, 4,039,934 and 34,500,000 shares at redemption value of $10.67 and $10.31 at September 30, 2023 and December 31, 2022, respectively	355,643,935	351,900,000
Class A Common Stock Not Subject To Redemption [Member]
Stockholders' Deficit:
Common stock	0	0
Class B common stock
Stockholders' Deficit:
Common stock	$ 863	$ 863